Nature And Description of The Company	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Nature And Description of The Company
NOTE 1. NATURE AND DESCRIPTION OF THE COMPANY
Enerflex Ltd. (“Enerflex” or “the Company”) is a single-source supplier of natural gas compression, oil and gas processing, refrigeration systems, and electric power generation equipment – plus related in-house
engineering and mechanical services expertise. The Company’s broad in-house
resources provide the capability to engineer, design, manufacture, construct, commission, service, and operate hydrocarbon handling systems. Enerflex’s expertise encompasses field production facilities, compression and natural gas processing plants, gas-lift
compression, refrigeration systems, and electric power solutions serving the natural gas production industry.
Headquartered in Calgary, Alberta, Canada, the registered office is located at 904, 1331 Macleod Trail SE, Calgary, Canada
. Enerflex has approximately 2,100
employees worldwide. Enerflex, its subsidiaries, interests in associates, and joint operations, operate in Canada, the United States of America (“USA”), Argentina, Bolivia, Brazil, Colombia, Mexico, the United Kingdom, Bahrain, Kuwait, Oman, the United Arab Emirates (“UAE”), Australia, New Zealand, Indonesia, Malaysia, and Thailand. Enerflex operates three business segments: USA, Rest of World (“ROW”), and Canada.
The following table represents material subsidiaries of the Company:

Name	Jurisdiction of Incorporation	Ownership	Operating Segment
Enerflex Ltd.	Canada	Public Shareholders	Canada
Enerflex Energy Systems Inc.	Delaware, USA	100.0 percent	USA
Enerflex Middle East LLC	Oman	70.0 percent 1	Rest of World
Enerflex Middle East SPC	Bahrain	100.0 percent	Rest of World

1	Enerflex indirectly owns 100.0 percent of Enerflex Middle East LLC.